Income Taxes (Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate) (Detail)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate		31.00%	[1]	31.00%	[2]	33.00%	[2]
Difference in statutory tax rates of foreign subsidiaries		(4.70%)		(2.60%)		(2.70%)
Change in valuation allowance		0.20%		(7.80%)		3.50%
Tax credit for research and development expenses		(3.10%)		(2.50%)		(3.40%)
Uncertainty in income taxes		(0.10%)		(0.30%)		(0.30%)
Tax reform	[1]	12.40%		0.00%		(12.10%)
Impairment of goodwill						3.20%
Other		(0.10%)		2.80%		0.40%
Effective income tax rate		35.60%		20.60%		21.60%

[1]	Tax expenses from amendments to U.S. tax law for the year ended March 31, 2018: Kyocera's U.S. subsidiaries such as AVX Corporation recorded tax expenses of ¥13,860 million, resulting from the Tax Cuts and Jobs Act which was enacted into law in the U.S. on December 22, 2017. The tax expenses mainly consisted of approximately ¥10,203 million in tax expenses related to a one-time tax on accumulated foreign earnings of AVX Corporation as well as tax expenses resulting from a change in the valuation of deferred tax assets and liabilities at Kyocera's U.S. subsidiaries, including AVX Corporation, that were caused by a reduction of the statutory U.S. corporation income tax rate from 35% to 21%.
[2]	Tax rate change in Japan for the year ended March 31, 2016: In accordance with the law "Partial Amendment of the Income Tax Act, etc." (Law No. 15 of 2016) and "Partial Amendment of the Local Tax Act, etc." (Law No. 13 of 2016) enacted on March 29, 2016 by the Diet of Japan, a revised corporation tax rate was imposed from the annual reporting periods commencing on and after April 1, 2016. As a result of such amendments, the Japanese statutory income tax rate decreased to 31% for the year ended March 31, 2017 from 33% for the year ended March 31, 2016. The effective Japanese statutory corporate tax rate of 33% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 31% with respect to temporary differences to be realized during the annual reporting periods commencing on April 1, 2016, and 32% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities was reduced to 30% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2017, respectively. Kyocera recognized reversal income taxes in the amount of ¥17,638 million due to revaluation of deferred tax assets and liabilities in line with the revision of the corporate tax rate.